Document And Entity Information	Oct. 27, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 27, 2020, Armstrong World Industries, Inc. (the “Company”) issued a press release announcing its third quarter 2020 consolidated financial results and earnings outlook for fiscal year 2020, together with an earnings call presentation, and furnished the press release and earnings call presentation on a Current Report on Form 8-K (the “Original Report”). The Company is filing this Amendment No. 1 to Current Report on Form 8-K/A (this “Amended Report”) solely to furnish a copy of: (i) a corrected press release reflecting updated projected information for depreciation, net loss and EPS on page 13 as Exhibit 99.1, and (ii) a corrected earnings call presentation reflecting updated projected information for EPS on page 12, depreciation on page 18 and net loss on page 19 as Exhibit 99.2. Exhibit 99.1 and Exhibit 99.2 of this Amended Report supersede and replace in their entirety Exhibit 99.1 and Exhibit 99.2, respectively, to the Original Report. Except as identified above, no other information in the press release or earnings call presentation furnished with the Original Report has been updated.
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	ARMSTRONG WORLD INDUSTRIES, INC.
Entity Central Index Key	0000007431
Entity Emerging Growth Company	false
Entity File Number	1-2116
Entity Tax Identification Number	23-0366390
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3001
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17603
City Area Code	(717)
Local Phone Number	397-0611
Entity Incorporation, State or Country Code	PA
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AWI
Security Exchange Name	NYSE